CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 12,269	$ 16,622	$ 29,213	$ 29,652
Costs and expenses:
Operating	8,408	11,287	19,437	20,017
Programming charges	41	0	1,118	2,371
Selling, general and administrative	2,594	3,526	6,658	7,245
Depreciation and amortization	590	204	392	418
Impairment charges	0	157	6,130	83
Restructuring, transaction-related items and other corporate matters	731	454	747	(31)
Total segment expenses	12,364	15,628	34,482	30,103
Gain on dispositions	0	35	0	0
Operating income (loss)	(95)	1,029	(5,269)	(451)
Interest expense	(366)	(516)	(860)	(920)
Interest income	64	83	151	137
Gain (loss) from investments	(40)	0	(17)	168
Gain on extinguishment of debt	0	0	0	29
Other items, net	(39)	(92)	(182)	(216)
Earnings (loss) from continuing operations before income taxes and equity in loss of investee companies	(476)	504	(6,177)	(1,253)
Benefit from income taxes	40	79	305	361
Equity in loss of investee companies, net of tax	(104)	(171)	(291)	(360)
Net earnings (loss) from continuing operations	(540)	412	(6,163)	(1,252)
Net earnings from discontinued operations, net of tax	0	0	14	676
Net earnings (loss) (Parent and noncontrolling interests)	(540)	412	(6,149)	(576)
Net earnings attributable to noncontrolling interests	(46)	(447)	(41)	(32)
Net loss attributable to Parent	(586)	(35)	(6,190)	(608)
Amounts attributable to Parent:
Net loss from continuing operations	(586)	(35)	(6,204)	(1,284)
Net earnings from discontinued operations, net of tax	0	0	14	676
Net loss attributable to Parent	$ (586)	$ (35)	$ (6,190)	$ (608)
Basic net loss per common share attributable to Parent:
Net loss from continuing operations (in dollars per share)	$ (0.53)	$ (0.05)	$ (9.36)	$ (2.06)
Net earnings from discontinued operations (in dollars per share)	0	0	0.02	1.04
Net loss (in dollars per share)	(0.53)	(0.05)	(9.34)	(1.02)
Diluted net loss per common share attributable to Parent:
Net loss from continuing operations (in dollars per share)	(0.53)	(0.05)	(9.36)	(2.06)
Net earnings from discontinued operations (in dollars per share)	0	0	0.02	1.04
Net loss (in dollars per share)	$ (0.53)	$ (0.05)	$ (9.34)	$ (1.02)
Weighted average number of common shares outstanding:
Basic (in shares)	1,102	674	664	652
Diluted (in shares)	1,102	674	664	652